Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

A reconciliation of the Company’s cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statement of cash flows as of December 31, 2020 and 2019 is as follows:

	December 31,
	2020	2019
Cash and cash equivalents	$262,728	$25,628
Restricted Cash included in other long-term assets and other current assets as of December 31, 2020 and 2019, respectively	2,920	2,920
Cash, cash equivalents and restricted cash	$265,648	$28,548

Schedule of Cash, Cash Equivalents and Restricted Cash

	June 30,	December 31,
	2021	2020
Cash and cash equivalents	$692,778	$262,728
Restricted cash included in other long-term assets	2,920	2,920
Cash, cash equivalents and restricted cash	$695,698	$265,648